Risk management - Cash flows of non-trading interest bearing assets and liabilities by repricing date (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	₩ 456,218,413	₩ 442,486,580
Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	389,749,678	377,530,009
Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,446,367	2,099,504
Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	38,509,532	32,877,602
Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	25,512,836	29,979,465
Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	440,391,389	421,113,171
Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	362,157,414	345,782,262
Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	34,364,414	28,840,718
Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	43,869,561	46,490,191
Within 3 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	254,762,964	235,595,633
Within 3 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	245,179,685	224,863,400
Within 3 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,155,339	1,888,996
Within 3 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	5,976,531	6,093,805
Within 3 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,451,409	2,749,432
Within 3 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	197,015,902	191,134,790
Within 3 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	169,127,109	167,237,029
Within 3 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	20,147,327	14,829,024
Within 3 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	7,741,466	9,068,737
4 to 6 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	60,003,732	62,820,324
4 to 6 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	55,105,699	56,669,335
4 to 6 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	178,206	119,725
4 to 6 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	3,489,341	4,224,460
4 to 6 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,230,486	1,806,804
4 to 6 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	62,740,681	58,171,916
4 to 6 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	52,395,270	49,107,093
4 to 6 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	5,157,330	4,159,096
4 to 6 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	5,188,081	4,905,727
7 to 9 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	23,727,009	20,254,845
7 to 9 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	17,928,072	15,469,920
7 to 9 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	37,672	1,364
7 to 9 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,425,700	3,014,625
7 to 9 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	3,335,565	1,768,936
7 to 9 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	38,985,870	39,681,742
7 to 9 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	32,948,424	33,506,265
7 to 9 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	1,933,137	1,542,340
7 to 9 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	4,104,309	4,633,137
10 to 12 months | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	16,549,101	20,092,167
10 to 12 months | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	12,101,395	15,108,779
10 to 12 months | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	22,719	4,670
10 to 12 months | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	3,008,905	3,550,982
10 to 12 months | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	1,416,082	1,427,736
10 to 12 months | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	54,775,038	46,151,914
10 to 12 months | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	47,030,448	40,006,233
10 to 12 months | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	2,575,993	1,183,331
10 to 12 months | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	5,168,597	4,962,350
1 to 5 years | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	94,653,044	95,062,150
1 to 5 years | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	55,840,540	59,454,649
1 to 5 years | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	52,341	71,620
1 to 5 years | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	22,852,783	15,409,527
1 to 5 years | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	15,907,380	20,126,354
1 to 5 years | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	83,178,398	82,132,042
1 to 5 years | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	60,621,757	55,855,781
1 to 5 years | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	4,112,788	6,654,602
1 to 5 years | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	18,443,853	19,621,659
Over 5 years | Asset
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	6,522,563	8,661,461
Over 5 years | Loans and other financial assets at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	3,594,287	5,963,926
Over 5 years | Financial assets at FVTPL
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	90	13,129
Over 5 years | Financial assets at FVTOCI
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	756,272	584,203
Over 5 years | Securities at amortized cost
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing assets	2,171,914	2,100,203
Over 5 years | Liability
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	3,695,500	3,840,767
Over 5 years | Deposits due to customers
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	34,406	69,861
Over 5 years | Borrowings
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	437,839	472,325
Over 5 years | Debentures
Cash flows of principal and interests from interest baring assets and liabilities [Line Items]
Cash flows of principal and interests from interest bearing liabilities	₩ 3,223,255	₩ 3,298,581